AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 566	SFr (526)	SFr 391	SFr 40	SFr 281
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(22)	(12)	5	(34)	75
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	17	0	17
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	29	0	32
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	63	78	112	141	301
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(24)	(24)	(34)	(48)	(68)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(29)	(30)	(41)	(59)	(83)
Income tax expense/(benefit)	5	6	7	11	15
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	78	68	73	146	146
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	95	83	89	178	179
Income tax expense/(benefit)	SFr (17)	SFr (15)	SFr (16)	(32)	(33)
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)				6	244
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				(34)	75
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	17
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	32
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				44	230
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				1	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	7
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax				(2)	7
Income tax expense/(benefit)				SFr 2	SFr 0